Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000863894
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	VERU INC.
Entity Incorporation State Country Code	WI
Entity File Number	1-13602
Entity Tax Identification Number	39-1144397
Entity Address, Address Line One	2916 N. Miami Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33127
City Area Code	(305)
Local Phone Number	509-6897
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	VERU
Entity Emerging Growth Company	false